Shareholders equity (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure of classes of share capital [abstract]
Disclosure of classes of share capital

	03/31/2026		12/31/2025
	Quantity	(%)	Quantity	(%)
Controlling Shareholders
Suzano Holding S.A.	367,612,329	29.08%	367,612,329	29.08%
Controller	196,144,533	15.52%	196,065,636	15.51%
Related persons	26,568,442	2.10%	32,157,608	2.54%
Alden Fundo de Investimento em Ações	27,154,744	2.15%	27,154,744	2.15%
	617,480,048	48.85%	622,990,317	49.28%
Treasury (Note 27.2)	28,020,765	2.22%	28,208,827	2.23%
Other shareholders	618,616,802	48.94%	612,918,471	48.49%
	1,264,117,615	100.00%	1,264,117,615	100.00%

Schedule of treasury shares

	Quantity	Average cost per share	Historical value	Market value
Balances at December 31, 2024	24,875,787	53.84	1,339,197	1,536,826
Exercised	(372,160)	53.66	(19,969)	(20,251)
Repurchase	3,705,200	51.80	191,918	191,918
Balances at December 31, 2025	28,208,827	53.57	1,511,146	1,451,344
Exercised	(188,062)	53.57	(10,074)	(9,563)
Balances at March 31, 2026	28,020,765	53.57	1,501,072	1,454,278